SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHICAL CUSTOMER LOCATIONS (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 5,106	$ 6,494	$ 10,742
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue	3,438	4,373	4,316
MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue	496	630	4,723
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 1,172	1,491	1,703
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		2,814	6,981
Cleaning Systems [Member] | SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		693	555
Cleaning Systems [Member] | MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue		630	4,723
Cleaning Systems [Member] | Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue		1,491	1,703
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,680	3,761
Dishware Washing Services [Member] | SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		3,680	3,761
Dishware Washing Services [Member] | MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member] | Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue